Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		¥ 3,523	¥ 2,721
Less: Accumulated amortization	[1]	(1,493)	(1,069)
Intangible assets, net		2,030	1,652
Software and system [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		2,943	2,141
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		¥ 580	¥ 580

[1]	Amortization expenses for the years ended December 31, 2018, 2019 and 2020 was RMB 292 thousand, RMB 338 thousand and RMB 424 thousand, respectively.